Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note1 7 –	Subsequent Events

Management has considered all events occurring through the date of consolidated financial statements have been issued, and has determined that there are no such events that are material to the consolidated financial statements, or all such material events have been fully disclosed.